PRIVATIZATION OF THE PARTNERSHIP (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Jul. 26, 2021
Disclosure of classes of share capital [line items]
Units elected for cash (in shares)	51,971,192
Percentage of consideration received in shares	54.5316%
Percentage of consideration received in cash	93.05%
Consideration, cash (In dollars per share)	$ 18.17
Consideration ratio	0.7268
Cash consideration	$ 3,000
Limited Partner Units
Disclosure of classes of share capital [line items]
Units repurchased, units issued (in shares)	17,970,971
Percentage of consideration received in shares	6.95%
Cash consideration	$ 474
Share consideration (in shares)	19,287,783
BPYU Preferred Equity
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)			$ 0.01
Cash consideration		$ 250
BAM shares
Disclosure of classes of share capital [line items]
Units repurchased, units issued (in shares)	271,358,615
Share consideration (in shares)	59,279,263
Common equity of BPY subsidiary
Disclosure of classes of share capital [line items]
Cash consideration	$ 2,500
Brookfield Asset Management | Limited Partner Units
Disclosure of classes of share capital [line items]
Units repurchased (in dollars per share)	$ 18.17
Brookfield Asset Management | BPYU Preferred Equity
Disclosure of classes of share capital [line items]
Units repurchased (in dollars per share)	$ 25.00